ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31, 2024	As of December 31, 2023
Accrued legal expenses (i)	$2,750,034	$2,127,763
Accrued payroll and welfare	332,495	439,731
Payable for purchase of property, plant and equipment	1,084,723	865,949
Interest payable	345,016	5,819
Other payable for endorsed notes receivable	131,564	15,493
Accrued professional fees	1,650,837	279,081
Others	31,141	65,456
Total	$6,325,810	$3,799,292

(i)	Accrued legal expense- On May 18, 2022, a customer of the Company filed a lawsuit in Guiyang Municipal Huaqi District People’s Court, Guizhou Province, against Huizhou Yipeng for failure to pay pursuant to the terms of the contract for selling battery packs. The plaintiff sought a total amount of $836,537 (RMB5,769,760) for the relevant battery replacing cost and labor cost. On June 13, 2022, the Court rebuked Huizhou Yipeng’s appeals. On March 6, 2023, the Court entered into a judgment that Huizhou Yipeng was liable for the above mentioned expenses. The Company thus accrued the legal expense of $0.8 million (RMB5.8 million) in full as of December 31, 2024 and 2023 accordingly.

In November 2022, a customer of the Company filed the lawsuit in Nanjing Shushui District People’s Court, Jiangsu Province, against Huizhou Yipeng on product quality, demanding outstanding payable of $0.4 million (RMB2.5 million). The Company assessed the case seriously, and recognized the remaining accrued liability of $0.2 million (RMB1.6 million) as of December 31, 2024 and 2023, respectively.